Goodwill and Intangible Assets, Net - Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 10		$ 5
Finite Lived and Indefinite Lived Intangible Assets, Gross	3,912		3,982
Accumulated Amortization	870		611
Finite and Indefinite Lived Intangible Assets, Net	3,042		3,371
Finite-Lived Intangible Assets, Amortization Expense	401		316		64
Indefinite lived intangible amortization, accelerated write-off	52
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2012	329
2013	328
2014	326
2015	324
2016	324
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	12
Gross Carrying Amount	3,522		3,487
Accumulated Amortization	751		464
Net Amount	2,771		3,023
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	25
Gross Carrying Amount	123		123
Accumulated Amortization	59		54
Net Amount	64		69
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	20	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross	238	[1]	325	[1]
Accumulated Amortization	47	[1]	59	[1]
Finite and Indefinite Lived Intangible Assets, Net	191	[1]	266	[1]
Technology, Patents and Non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	4	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross	29	[1]	47	[1]
Accumulated Amortization	13	[1]	34	[1]
Finite and Indefinite Lived Intangible Assets, Net	$ 16	[1]	$ 13	[1]

[1]	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.